COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 29, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21.         COMMITMENTS AND CONTINGENCIES

Capital commitment

The Group had outstanding capital commitments mainly relating to capital expenditures of office space construction in Beijing and Jiangsu. As of February 29, 2020, the payment due within one year was $150,556 and $253,510 thereafter.

Lease property management fee commitment

Future minimum payments under non-cancelable agreements for property management fees as of February 29, 2020 were as follows:

Fiscal year ending
February 2021	$22,729
February 2022	23,873
February 2023	19,451
February 2024	15,041
February 2025	10,514
Thereafter	16,015

Total	$107,623

Upon the adoption of ASC 842 on March 1, 2019, future minimum lease payments for operating lease commitments as of February 29, 2020 are disclosed in Note 16.

Investment commitment

The Group was obligated to pay $28,646 for several long-term investments under various arrangements as of February 29, 2020 with payment due within one year.

Contingencies

As of February 29, 2020, the Group remains in the process of preparing filings and applying for permits of certain learning centers. The Group cannot reasonably estimate the contingent liability of without the filling of the permit, no liabilities is recorded as of February 29, 2020.

From time to time, the Group is subject to legal proceedings and claims incidental to the conduct of its business. The Group accrues the liability when the loss is probable and reasonably estimable.